ORGANIZATION AND PRINCIPAL ACTIVITIES - The VIE arrangements (Details) - 12 months ended Dec. 31, 2021	$ / shares	¥ / shares
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Standard equity interest purchase price | (per share)	$ 1.5	¥ 10
Term (in years)	10 years	10 years
Annual service fee (as a percent)	99.00%	99.00%
Term of service agreement (in years)	10 years	10 years